ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION") (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	May 13, 2013	Dec. 31, 2012
Core technology		$ 2,322
Customer relationships		266
Goodwill	33,749	1,654	32,095
Total assets acquired		4,242
Net working capital		(529)
Other assumed liabilities		(279)
Total assumed liabilities		(808)
Net assets acquired		$ 3,434